Non-controlling interest	3 Months Ended
Mar. 31, 2024
Non-controlling interest
Non-controlling interest

23.Non-controlling interest

	Three months ended
	March 31,	March 31,
	2024	2023
	$’000	$’000

Balance at January 1	237,506	227,200
Loss for the period	(3,922)	(2,806)
Other comprehensive (loss)/income	(6,673)	5,202
Balance at March 31	226,911	229,596

Set out below is summarized financial information for the I-Systems subsidiary, being the only subsidiary that has non-controlling interest that is material to the Group. The amounts disclosed are before intercompany eliminations.

	I-Systems Soluções de Infraestrutura S.A.
Summarized statement of financial position	March 31,	December 31,
	2024	2023
	$’000	$’000

Current assets	41,201	83,274
Current liabilities	(52,102)	(53,797)
Current net assets	(10,901)	29,477

Non-current assets	540,133	527,592
Non-current liabilities	(108,346)	(114,681)
Non-current net assets	431,787	412,911

Net assets	420,886	442,388

Accumulated non-controlling interest at the end of the period/year	206,234	216,770

	I-Systems Soluções de Infraestrutura S.A.
Summarized statement of comprehensive (loss)/income for the reporting period	Three months ended
	March 31,	March 31,
	2024	2023
	$’000	$’000

Revenue	20,249	16,442
Loss for the period	(7,227)	(4,257)
Other comprehensive (loss)/income	(14,276)	10,329
Total comprehensive (loss)/income	(21,503)	6,072

Loss allocated to non-controlling interest during the period	(3,541)	(2,086)

	I-Systems Soluções de Infraestrutura S.A.
Summarized statement of cash flows for the reporting period	Three months ended
	March 31,	March 31,
	2024	2023
	$’000	$’000

Cash flows generated from/(used in) operating activities	11,802	(1,325)
Cash flows used in investing activities	(18,724)	(23,266)
Cash flows (used in)/generated from financing activities	(150)	37,394
Net (decrease)/increase in cash and cash equivalents	(7,072)	12,803